ROYALTY, STREAM, AND OTHER INTERESTS	7 Months Ended
Dec. 31, 2020
Royalty Interests And Deferred Acquisition Costs [Abstract]
ROYALTY, STREAM, AND OTHER INTERESTS [Text Block]

4. ROYALTY, STREAM, AND OTHER INTERESTS

	Producing	Development	Exploration
	assets	assets	assets	Total
As at May 31, 2019	$2,773,923	$39,217,875	$1,146,051	$43,137,849
Alamos royalty portfolio acquisition	—	51,721	14,482	66,203
Fifteen Mile Stream (FMS) acquisition	—	406,431	—	406,431
NuevaUnión acquisition	—	1,059,449	—	1,059,449
Idaho Resources Corp. acquisition	—	—	4,417,921	4,417,921
Other additions	—	68,013	21,448	89,461
Depletion	(698,840)	—	—	(698,840)
Recoveries	—	—	(115,013)	(115,013)
Reclassification (Joaquin and COSE)	6,440,685	(6,440,685)	—	—
Currency adjustments	(306,258)	—	(80,988)	(387,246)
As at May 31, 2020	$8,209,510	$34,362,804	$5,403,901	$47,976,215
Wharf acquisition	5,899,822	—	—	5,899,822
Fosterville acquisition	—	5,224,664	—	5,224,664
La Fortuna acquisition	—	645,032	—	645,032
Genesis and GSI acquisitions	—	5,195,429	100,000	5,295,429
Functional currency change adjustments	(28,457)	(179,517)	(231,371)	(439,345)
Depletion (1)	(829,263)	(30,000)	(10,097)	(869,360)
As at December 31, 2020	$13,251,612	$45,218,412	$5,262,433	$63,732,457

Historical cost	$19,461,344	$45,248,412	$5,272,530	$69,982,286
Accumulated depletion	$(6,209,732)	$(30,000)	$(10,097)	$(6,249,829)

(1) Fixed royalty payments were received in relation to certain exploration and development assets. The depletion related to these payments was recorded based on the total fixed royalty payments expected to be received under each contract

(a) During the seven months ended December 31, 2020, the Company had the following acquisitions:

Wharf Acquisition

In June 2020, the Company closed an agreement to acquire an existing 1.0% Gross Value Return ("GVR") royalty interest on the operating Wharf Mine owned by Coeur Mining Inc from third parties. Under the terms of the agreement the third parties received cash of US$1.0 million and 899,201 common shares (valued at $5.52 per share on June 30, 2020) as consideration for the GVR. The Company incurred $149,102 in transaction costs associated with this transaction. The Wharf mine is an open pit, heap leach operation located in the Northern Black Hills of South Dakota and has been in production since 1983, as such the Wharf GVR has been classified as a producing asset upon acquisition.

Fosterville Acquisition

In September 2020, the Company closed an agreement with NuEnergy Gas Limited to acquire an existing 2.5% GVR royalty on the northern and southern portions of Kirkland Lake Gold Ltd.'s operating Fosterville mine ("Fosterville") in Victoria, Australia, for a total consideration of A$6.0 million, including A$2.0 million in cash and 467,730 common shares (valued at $8.10 per share on September 28, 2020). The Company incurred $86,010 in transaction costs associated with this transaction. Fosterville is a high-grade, low cost underground mine in Victoria, Australia which has been in production since 2005.

La Fortuna Acquisition

In October 2020, the Company exercised its option with Alamos Gold Corp. ("Alamos Gold") to acquire its 1.0% NSR royalty on the La Fortuna project ("La Fortuna") owned by Minera Alamos Inc. ("Minera Alamos") for aggregate consideration of $1.0 million.  As part of the Company's acquisition of a royalty portfolio from Alamos Gold announced in April 2019, the Company acquired an option to acquire the La Fortuna royalty, upon completion of satisfactory due diligence, for a deposit of $0.4 million in common shares of the Company.  The option allowed the Company to complete the acquisition for an additional $0.6 million in cash, which was paid on October 22, 2020 in full satisfaction of the acquisition price.  The Company incurred $45,032 in transaction costs associated with this transaction.  La Fortuna is a high-grade gold, silver, and copper mine in Durango, Mexico currently being moved towards a production decision by Minera Alamos.

Genesis and GSI Acquisitions

In December 2020, the Company closed stock purchase agreements under which it acquired all outstanding common shares of Genesis Gold Corporation ("Genesis") and Geological Services Inc. ("GSI"). Under the terms of the stock purchase agreements, shareholders of Genesis and GSI received in aggregate $1.0 million and 401,875 common shares (valued at $10.23 per share on December 11, 2020). The common shares portion of the consideration was recognized in equity reserves at December 31, 2020 as committed shares not issued, the shares were issued on January 4, 2021.  The total consideration for the acquisitions is as follows:

Consideration paid
Cash paid	$1,000,000
Common shares committed	4,111,181
Acquisition costs	184,248
Total consideration paid	$5,295,429

Net assets acquired
Genesis and GSI NSR interests	$5,295,429
Total net assets acquired	$5,295,429

Collectively, Genesis and GSI held a portfolio of eleven NSR royalties. The aggregate purchase price of $5,295,429 was allocated to each royalty based on its proportionate fair value within the portfolio of assets acquired.  The Company acquired the following key NSR royalties:

Big Springs

A 2.0% NSR payable by Anova Metals Limited, on claims located on the Independence Trend north of the operating Jerritt Canyon Mine in Nevada, USA.

Caldera

A 1.0% NSR payable by Discovery Harbour Resources, on claims located less than 50km from Kinross Gold Corporation's Round Mountain mine in Nevada, USA.

Golden Dome

A 2.0% NSR (1.0% NSR on encumbered Golden Dome claims) payable by Anova Metals Limited, on claims located on the Independence Trend north of the operating Jerritt Canyon Mine in Nevada, USA.

Green Springs

A 2.0% NSR payable by Contact Gold Corp., on claims located southeast of Fiore Gold Ltd.'s producing Pan Mine and 45km south of Kinross Gold's Bald Mountain mine complex in Nevada, USA.

Pine Valley

A 3.0% NSR payable by Nevada Gold Mines, a joint venture between Barrick Gold Corporation and Newmont Corporation, on claims located south of the Goldrush Deposit along the Battle Mountain-Eureka Trend in Nevada, USA.

(b) During the twelve months ended May 31, 2020, the Company had the following acquisitions:

IRC Acquisition

In May 2020, the Company closed its stock purchase agreement under which it acquired all outstanding common shares of Idaho Resources Corp. ("IRC"), who held two gross overriding return ("GOR") royalties. Under the terms of stock purchase agreement, shareholders of IRC received in aggregate US$2.0 million and 357,121 common shares (valued at $5.90 per share on May 22, 2020). The purchase price allocation for the IRC acquisitions is as follow:

Consideration paid
Cash paid	$2,147,523
Common shares issued	2,108,443
Acquisition costs	180,973
Total consideration paid	$4,436,939

Net assets acquired
Cash	$616
Marketable securities	18,402
IRC NSR interests	4,417,921
Total net assets acquired	$4,436,939

The Company acquired the following GOR interests:

Anglo/Zeke

A 0.5% GOR payable by Nevada Gold Mines, a joint venture between Barrick Gold Corporation and Newmont Corporation, on claims located southeast of the Cortez Operations and Goldrush project in Nevada, USA.

Red Hill

A 1.5% GOR payable by NuLegacy Gold Corporation, on claims located southeast of the Cortez Operations and Goldrush project and Anglo/Zeke claim in Nevada, USA.

NuevaUnión Acquisition

In February 2020, the Company entered into a purchase agreement, jointly with Nova Royalty Corp. ("Nova") (formerly BatteryOne Royalty Corp.), to acquire a 2.0% NSR on future gold production from a portion of the La Fortuna deposit and prospective exploration grounds forming part of the NuevaUnión copper-gold project ("NuevaUnión") located in Chile. NuevaUnión is jointly owned by Newmont Corporation and Teck Resources Limited. The aggregate consideration of $8.0 million is split between the purchasers, where the Company has agreed to pay 25% or $2.0 million.  On closing the Company paid $0.75 million in cash, in February 2021 paid $0.25 million in cash, and a further $0.5 million in cash and $0.5 million in common shares is payable upon the achievement of commercial production at the La Fortuna deposit. The Company paid $49,518 of acquisition costs related to this transaction.

Alamos Royalty Portfolio Acquisition

Biricu

In June 2019, the Company issued 2,574 common shares (valued at $3.31 per share on June 20, 2019) for a 2.0% NSR royalty on the Biricu project, in connection to the same purchase and sale agreement dated April 2019.

Orion

In August 2019, the Company and Alamos amended the purchase and sale agreement dated April 2019 to remove one NSR royalty and include the purchase of the Orion NSR royalty for common shares of the Company, which is subject to closing conditions.

During the twelve months ended May 31, 2020, the Company paid $57,675 of acquisition costs.

Tower Mountain Acquisition

The Tower Mountain project located in Ontario, Canada was wholly-owned by ValGold Resources Ltd. ("ValGold"), who completed an Independent Mineral Resource Estimation report in February 2006 indicating inferred resource of 151,000 ounces in a bulk tonnage model within 7,150,000 tonnes at an average grade of 0.66 grams per tonne gold. In August 2019, the Company entered into an agreement to sell the Tower Mountain project for C$150,000 (offset against pre-production royalty payable to the original owner) and a 2.0% NSR royalty interest on the property was retained for the benefit of the Company.

Fifteen Mile Stream Acquisition

In August 2019, the Company entered into an agreement to acquire a 3.0% NSR royalty on the western half of the Plenty Zone and Seloam Brook prospect of St. Barbara Ltd.'s ("St. Barbara") Fifteen Mile Stream ("FMS") project for C$2.0 million; C$0.5 million of which was paid on signing of the agreement and C$1.5 million of which is conditional upon the achievement of certain milestones. This acquisition increased the Company's position at the FMS project. The Company incurred C$30,067 of acquisition costs related to this transaction.